FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	£ 0	£ 0
Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	6	2
Retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,024	568
Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	4,736	2,691
Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	5,760	3,259
Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3	3
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	5,769	3,264
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	19	14
Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	459	177
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,591	772
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	0	0
Stage 1 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	6	2
Stage 1 | Retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	104	23
Stage 1 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,268	652
Stage 1 | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,372	675
Stage 1 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1	0
Stage 1 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,379	677
Stage 1 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
Stage 1 | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	212	95
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,379	1,072
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
Stage 2 | Retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	468	281
Stage 2 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,677	714
Stage 2 | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,145	995
Stage 2 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
Stage 2 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,145	995
Stage 2 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
Stage 2 | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	234	77
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,016	1,469
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
Stage 3 | Retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	191	122
Stage 3 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,791	1,325
Stage 3 | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,982	1,447
Stage 3 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	2	3
Stage 3 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,984	1,450
Stage 3 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	19	14
Stage 3 | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	13	5
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	261	142
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	0	0
POCI | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
POCI | Retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	261	142
POCI | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
POCI | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	261	142
POCI | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
POCI | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	261	142
POCI | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0	0
POCI | Provisions in relation to loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 0	£ 0